Segment information - Summary of Operating Results by Segment (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Segment Reporting Information [Line Items]
Net premiums written	$ 109,271	[1]	$ 86,334	[1]	$ 217,263	[1]	$ 143,151	[1]	$ 345,608	[2]	$ 292,707	[2]	$ 0	[2]
Escrow, other title-related fees and other	20,065		13,382		38,640		26,556		61,275		62,017		46
Investment, dividend and other income	650		707		1,879		1,525		2,931		3,361		139
Total revenues	129,986		100,423		257,782		171,232		409,814		358,085		185
Premiums retained by agents	65,181	[3]	56,006	[3]	135,519	[3]	89,108	[3]	220,143	[4]	178,265	[4]	0	[4]
Direct labor	20,902		13,898		38,881		30,212		62,154		60,914		0
Other direct costs	7,561		4,898		14,670		10,035		20,535		20,118		97
Provision for claims	6,807		3,040		10,055		4,823		15,337		12,285		0
Adjusted gross profit	29,535		22,581		58,657		37,054		91,645		86,503		88
Operating Segments | Distribution
Segment Reporting Information [Line Items]
Net premiums written	0		0		0		0		0		0		0
Escrow, other title-related fees and other	46,288		29,383		83,933		56,950		129,590		129,632		36
Investment, dividend and other income	37		315		83		654		699		956		117
Total revenues	46,325		29,698		84,016		57,604		130,289		130,588		153
Premiums retained by agents	0		0		0		0		0		0		0
Direct labor	18,986		12,575		35,093		27,027		55,334		55,138		0
Other direct costs	5,881		3,494		11,197		7,718		16,912		15,751		97
Provision for claims	(25)		153		534		388		1,415		1,552		0
Adjusted gross profit	21,483		13,476		37,192		22,471		56,628		58,147		56
Operating Segments | Underwriting
Segment Reporting Information [Line Items]
Net premiums written	109,381		86,334		218,143		143,151		345,608		292,707		0
Escrow, other title-related fees and other	389		293		1,798		598		2,099		873		10
Investment, dividend and other income	613		392		1,796		871		2,232		2,405		22
Total revenues	110,383		87,019		221,737		144,620		349,939		295,985		32
Premiums retained by agents	91,903		72,300		183,490		120,100		290,557		246,753		0
Direct labor	1,916		1,323		3,788		3,185		6,820		5,776		0
Other direct costs	1,680		1,404		3,473		2,317		3,623		4,367		0
Provision for claims	6,832		2,887		9,521		4,435		13,922		10,733		0
Adjusted gross profit	8,052		9,105		21,465		14,583		35,017		28,356		32
Eliminations
Segment Reporting Information [Line Items]
Net premiums written	(110)		0		(880)		0		0		0		0
Escrow, other title-related fees and other	(26,612)		(16,294)		(47,091)		(30,992)		(70,414)		(68,488)		0
Investment, dividend and other income	0		0		0		0		0		0		0
Total revenues	(26,722)		(16,294)		(47,971)		(30,992)		(70,414)		(68,488)		0
Premiums retained by agents	(26,722)		(16,294)		(47,971)		(30,992)		(70,414)		(68,488)		0
Direct labor	0		0		0		0		0		0		0
Other direct costs	0		0		0		0		0		0		0
Provision for claims	0		0		0		0		0		0		0
Adjusted gross profit	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0

[1]	Net premiums written includes revenues from a related party of $27.0 million and $24.3 million during the three months ended June 30, 2021 and 2020, respectively. Net premiums written includes revenues from a related party of $51.6 million and $41.3 million during the six months ended June 30, 2021 and 2020, respectively (see Note 10).
[2]	Net premiums written includes revenues from a related party of $88.6 million and $73.1 million during the years ended December 31, 2020 and 2019, respectively (see Note 14).
[3]	Premiums retained by third-party agents includes expenses associated with a related party of $22.0 million and $19.7 million during the three months ended June 30, 2021 and 2020, respectively. Premiums retained by third-party agents includes expenses associated with a related party of $41.8 million and $33.6 million during the six months ended June 30, 2021 and 2020, respectively (see Note 10).
[4]	Premiums retained by third-party agents includes expenses associated with a related party of $71.2 million and $59.9 million during the years ended December 31, 2020 and 2019, respectively (see Note 14).